Intangible Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Identified Intangibles, Net [Abstract]
Schedule of Intangible Assets and Liabilities	Intangible assets and liabilities consisted of the following as of June 30, 2022 and December 31, 2021, respectively (in thousands, except with respect to the weighted average remaining amortization terms):

	June 30, 2022		December 31, 2021
	Balance	Weighted Average Remaining Amortization in Years	Balance	Weighted Average Remaining Amortization in Years
Assets:
In place leases	$334,807	9.3	$349,863	9.3
Tenant relationships	47,931	10.9	54,851	10.8
Above market leases	20,548	6.8	21,537	6.9
	403,286		426,251
Accumulated amortization	(210,279)		(213,801)
Total	$193,007	9.3	$212,450	9.3

Liabilities:
Below market leases	$53,695	14.6	$55,073	14.3
Accumulated amortization	(25,024)		(23,742)
Total	$28,671	14.6	$31,331	14.3

Summary of Net Intangible Amortization	The following is a summary of the net intangible amortization for the three and six months ended June 30, 2022 and 2021, respectively (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Amortization recorded against rental income related to above and (below) market leases	$(634)	$(641)	$(1,283)	$(1,233)
Amortization expense related to in place leases and tenant relationships	9,843	11,340	20,159	23,227